Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill, by segment and in total
	Storage and Computing	SaaS Revenues	Consolidated

Balance as of December 31, 2016	$7,805	$1,223	$9,028

Goodwill impairment (level 3 fair value adjustment)	(7,805)	(587)	(8,392)
Balance at September 30, 2017	$--	$636	$636

	Mobile, IoT & Big Data Products	Storage and Computing	SaaS Revenues	Consolidated
Balance as of December 31, 2015	$7,400	$4,543	$1,223	$13,166
Goodwill acquired, net of purchase price adjustment	—	3,262	—	3,262
Goodwill impairment (level 3 fair value adjustment)	(7,400)	—	—	(7,400)
Balance at December 31, 2016	$—	$7,805	$1,223	$9,028